Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Discontinued Operations

Note 5 – Share Purchase Agreement (“SPA”)

On June 21, 2012, we announced that we and our wholly owned subsidiary HNR Energia had entered into a SPA with PT Pertamina (Persero), a state-owned limited liability company existing under the laws of Indonesia (“Buyer”) under which HNR Energia agreed to sell, indirectly through subsidiaries, all of its interests in Venezuela for a cash purchase price of $725.0 million, subject to adjustment as described in the SPA.

The closing of the transaction was subject to receipt of three approvals, in addition to satisfaction of other conditions standard in transactions of this type: (a) approval by the Ministerio del Poder Popular de Petroleo y Mineria representing the Government of the Bolivarian Republic of Venezuela (which indirectly owns the other 60 percent interest in Petrodelta); (b) approval by the Government of the Republic of Indonesia in its capacity as Buyer’s sole shareholder; and (c) approval by the holders of a majority of Harvest’s common stock.

After receiving notice from Buyer that Buyer’s sole shareholder, the Government of Indonesia, had decided not to approve the transaction described in the SPA, on February 19, 2013, HNR Energia exercised its right to terminate the agreement in accordance with its terms.

Note 5 – Dispositions

Share Purchase Agreement (“SPA”)

On June 21, 2012, we announced that we and our wholly owned subsidiary HNR Energia had entered into a SPA with PT Pertamina (Persero), a state-owned limited liability company existing under the laws of Indonesia (“Buyer”) under which HNR Energia agreed to sell, indirectly through subsidiaries, all of its interests in Venezuela for a cash purchase price of $725.0 million, subject to adjustment as described in the SPA.

The closing of the transaction was subject to receipt of three approvals, in addition to satisfaction of other conditions standard in transactions of this type: (a) approval by the Ministerio del Poder Popular de Petroleo y Mineria representing the Government of the Bolivarian Republic of Venezuela (which indirectly owns the other 60 percent interest in Petrodelta); (b) approval by the Government of the Republic of Indonesia in its capacity as Buyer’s sole shareholder; and (c) approval by the holders of a majority of Harvest’s common stock.

After receiving notice from Buyer that Buyer’s sole shareholder, the Government of Indonesia, had decided not to approve the transaction described in the SPA, on February 19, 2013, HNR Energia exercised its right to terminate the agreement in accordance with its terms.

Discontinued Operations

As a result of the decision to not request an extension of the First Phase or enter the Second Phase of the Exploration and Production Sharing Agreement (“EPSA”) Al Ghubar / Qarn Alam license (“Block 64 EPSA”), Block 64 was relinquished effective May 23, 2013. The carrying value of Block 64 EPSA of $6.4 million was considered to be impaired and a related impairment expense was recorded at December 31, 2012. Operations in Oman were terminated, and the field office was closed May 31, 2013. We have no continuing operations in Oman.

On May 17, 2011, we closed the transaction to sell the Antelope Project. The sale had an effective date of March 1, 2011. We received cash proceeds of approximately $217.8 million which reflects increases to the purchase price for customary adjustments and deductions for transaction related costs. We do not have any continuing involvement with the Antelope Project. The related gain on the sale was reported in discontinued operations in the second quarter of 2011.

During the year ended December 31, 2012, we incurred $0.1 million of expense related to settlement of royalty payments to the Mineral Management Services, write-offs of $5.2 million of accounts and note receivable and $3.6 million of accounts payable, carry obligation related to the settlement of all outstanding claims with a private third party on the Antelope Project. The note receivable related to a prospect leasing cost financing arrangement. The note receivable plus accrued interest was approximately $3.3 million at December 31, 2011, and was secured by a portion of the production from the Bar F #1-20-3-2 in Utah.

Oman operations and the Antelope Project have been classified as discontinued operations. Net loss on the dispositions is shown in the table below:

	Years EndedDecember 31,
	2012	2011	2010
	(in thousands)
Revenue applicable to discontinued operations:
Oman operations	$—	$—	$—
Antelope Project	—	6,488	10,696

Revenue from discontinued operations	$—	$6,488	$10,696

Net income (loss) from discontinued operations:
Oman operations	$(12,711)	$(11,371)	$(1,952)
Antelope Project	(1,699)	97,616	3,712

Net income (loss) from discontinued operations	$(14,410)	$86,245	$1,760

Oman [Member]
Discontinued Operations

Note 16 – Discontinued Operations

All work commitments for the First Phase exploration period on Block 64 EPSA have been completed. On March 12, 2013, we elected to not request an extension of the First Phase or enter the Second Phase of Block 64 EPSA and Block 64 was relinquished effective May 23, 2013. The carrying value of Block 64 EPSA of $6.4 million was written off to impairment expense at December 31, 2012. Operations have been terminated and the field office was closed May 31, 2013. We have no continuing involvement in Oman. All activities associated with Oman have been reflected as discontinued operations on the statement of operations.

On May 17, 2011, we closed the transaction to sell the Antelope Project. The sale had an effective date of March 1, 2011. We received cash proceeds of approximately $217.8 million which reflects increases to the purchase price for customary adjustments and deductions for transaction related costs. We do not have any continuing involvement with the Antelope Project. The related gain on the sale was reported in discontinued operations in the second quarter of 2011.

Oman operations and the Antelope Project have been classified as discontinued operations. There were no revenues related to these operations during the three months ended March 31, 2013 and 2012. Net loss related to discontinued operations is shown in the table below:

	Three Months Ended March 31,
	2013	2012
	(in thousands)
Oman operations	$(341)	$(5,312)
Antelope Project	—	(115)

	$(341)	$(5,427)

The net loss for March 31, 2012 related to the Oman operations is primarily related to dry hole costs of $4.8 million.